                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   4/30/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Insured Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

TRUST FOR INSURED MUNICIPALS
SYMBOL: VIM
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (01/24/92)     7.77%          6.84%

10-year                        7.40           6.67

5-year                         6.35           3.67

1-year                         1.77         -11.28

6-month                        1.31         -10.65
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Trust for Insured Municipals is managed by the advisor's Municipal Fixed Income team.(1) Current members include Joseph Piraro, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003 and, preliminarily, the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On an NAV basis, the trust outperformed its benchmark, the Lehman Brothers Municipal Bond Index, but underperformed on a market-price basis. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. As yields rose toward the end of the period, the prices of bonds declined. The trust's use of leverage magnified this negative movement. However, the portfolio saw strong relative performance from its higher-yielding holdings during the period, which counterbalanced the effects of the leverage and helped produce a total return at NAV higher than that of the benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns as interest rates fell for much of the period; however, it helped to buoy returns when interest rates soared in the final weeks of the period.

The trust's performance was also modestly hampered by its bias, relative to the benchmark, toward high-quality securities. Municipal bond investors during the period responded to the improving economy by reducing the yield spreads between higher- and lower-rated bonds (yield spreads reflect the premium demanded by investors to buy lower-rated bonds). As a result, lower-quality bonds outperformed. The portfolio was entirely invested in AAA/Aaa rated bonds at the end of the period.

We adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       1.31%       -10.65%             1.19%
----------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

most promising total-return potential. As a result, we focused our purchases on the 18- to 22-year segment of the curve. Many of the securities we identified had the added appeal of premium coupons and 10-year call dates, which served to add income to the portfolio while limiting its interest-rate exposure.

Our trading activity during the period was well below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the proceeds of the sale of prerefunded bonds. In other cases we sold bonds that met their performance objectives during the period. We reinvested this cash into securities with more promising total-return characteristics.

The trust's portfolio remained well diversified during the period, with its holdings spread across many major municipal-bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. Our strategy during the period emphasized bonds tied to essential services, and de-emphasized housing and health-care bonds. The three largest sector exposures at the end of the period were airport, general purpose and public building.

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATION AS OF 4/30/04
Airport                          19.7%      AAA/Aaa                       100.0%
General Purpose                  14.1
Public Building                  12.2
Public Education                  9.7
Higher Education                  9.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  151.1%
          ALABAMA  5.2%
$1,000    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.125%   08/15/16   $  1,053,800
 1,500    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.250    08/15/18      1,588,710
 3,570    Alabama St Brd of Ed Tuit Rev John C Calhoun
          Cmty College Ser A (FGIC Insd).................. 5.500    05/01/17      3,905,116
 1,480    Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (AMT)
          (MBIA Insd)..................................... 5.600    12/01/20      1,564,153
                                                                               ------------
                                                                                  8,111,779
                                                                               ------------
          ALASKA  1.5%
 2,110    Alaska St Intl Arpt Rev Ser B (AMBAC Insd)...... 5.750    10/01/18      2,331,508
                                                                               ------------

          ARIZONA  3.7%
 1,000    Maricopa Cnty, AZ Sch Dist 69 Paradise Vly Ctf
          Ownership Ser A Rfdg (FGIC Insd)................ 5.250    07/01/14      1,099,590
 2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
          (AMT) (FGIC Insd)............................... 5.375    07/01/29      2,015,400
 1,355    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Ser A Rfdg (FSA Insd)..... 7.250    07/15/10      1,424,918
 1,150    Tucson, AZ Wtr Rev Rfdg (FGIC Insd)............. 5.500    07/01/17      1,265,000
                                                                               ------------
                                                                                  5,804,908
                                                                               ------------
          ARKANSAS  0.6%
 1,000    Arkansas St Univ Rev Hsg Sys (FGIC Insd)........ 5.000    03/01/34      1,001,010
                                                                               ------------

          CALIFORNIA  4.2%
 1,960    California St Pub Wks Brd Dpt Dept Corrections
          Ser E (XLCA Insd)............................... 5.000    06/01/17      2,045,946
 3,025    Imperial Irr Dist CA Rev Elec Sys Proj (FSA
          Insd)........................................... 5.250    11/01/17      3,224,136
 1,340    Jurupa, CA Uni Sch Dist Election 2001 (FGIC
          Insd)........................................... 5.000    08/01/22      1,370,297
                                                                               ------------
                                                                                  6,640,379
                                                                               ------------
          COLORADO  3.0%
 1,000    Pitkin Cnty, CO Sch Dist No 1 Aspen (FGIC
          Insd)........................................... 5.375    12/01/17      1,077,910
 1,000    Sand Creek Metro Dist CO Impt Rfdg (XLCA
          Insd)........................................... 5.000    12/01/17      1,038,940
 2,425    Weld Cnty, CO Sch Dist No 006 (FSA Insd) (a).... 5.500    12/01/19      2,629,694
                                                                               ------------
                                                                                  4,746,544
                                                                               ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          xConnecticut  1.3%
$1,000    Connecticut St Ser C (FGIC Insd)................ 5.000%   04/01/24   $  1,019,160
 1,000    New Haven, CT Ser B Rfdg (FGIC Insd)............ 5.250    11/01/14      1,091,570
                                                                               ------------
                                                                                  2,110,730
                                                                               ------------
          DISTRICT OF COLUMBIA  2.1%
 2,035    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd)........................... 5.500    07/01/14      2,215,484
 1,000    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd)........................... 5.500    07/01/15      1,084,380
                                                                               ------------
                                                                                  3,299,864
                                                                               ------------
          FLORIDA  7.4%
 2,430    Collier Cnty, FL Sch Brd Ctf Master Lease Pgm
          Ser B Rfdg (FSA Insd)........................... 5.500    02/15/13      2,710,373
 2,000    Escambia Cnty, FL Hlth Fac Auth Rev
          (AMBAC Insd).................................... 5.950    07/01/20      2,089,280
 1,820    Hillsborough Cnty, FL Aviation Tampa Intl Arpt
          Ser A (AMT) (MBIA Insd)......................... 5.375    10/01/16      1,927,489
 2,000    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
          (AMT) (FGIC Insd)............................... 5.375    10/01/27      2,045,840
   565    Orange Cnty, FL Hsg Fin Auth Single Family Mtg
          Rev Ser A (AMT) (GNMA Collateralized)........... 6.200    10/01/16        587,594
 2,000    Pasco Cnty, FL Solid Waste Disp & Res Recovery
          Sys Rev (AMT) (AMBAC Insd)...................... 6.000    04/01/11      2,213,900
                                                                               ------------
                                                                                 11,574,476
                                                                               ------------
          GEORGIA  6.0%
 3,145    Atlanta, GA Dev Auth Rev Yamacraw Design Ctr
          Proj Ser A (MBIA Insd).......................... 5.375    01/01/17      3,377,919
 3,620    Atlanta, GA Dev Auth Rev Yamacraw Design Ctr
          Proj Ser A (MBIA Insd).......................... 5.375    01/01/18      3,872,712
 1,860    George L Smith II GA Wrld Congress Ctr Auth Rev
          Domed Stad Proj Rfdg (AMT) (MBIA Insd).......... 6.000    07/01/10      2,089,022
                                                                               ------------
                                                                                  9,339,653
                                                                               ------------
          HAWAII  2.3%
 2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Ser C (AMT) (AMBAC
          Insd)........................................... 6.200    11/01/29      2,195,740
 1,250    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Ser D Rfdg (AMT) (AMBAC
          Insd)........................................... 6.150    01/01/20      1,381,500
                                                                               ------------
                                                                                  3,577,240
                                                                               ------------

See Notes to Financial Statements                                              7

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ILLINOIS  22.7%
$2,000    Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)....   *      01/01/32   $    423,480
 1,000    Chicago, IL Brd of Ed (Prerefunded @ 12/01/10)
          (FGIC Insd)..................................... 5.500%   12/01/31      1,129,060
 2,000    Chicago, IL Cap Apprec City Colleges (FGIC
          Insd)...........................................   *      01/01/29        504,480
 2,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second
          Lien Ser A (AMT) (AMBAC Insd)................... 5.500    01/01/16      2,102,980
 2,705    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser E Rfdg (CIFG Insd)..................... 5.250    01/01/20      2,807,655
 5,000    Chicago, IL O'Hare Intl Arpt Rev RR II (Variable
          Rate Coupon) (AMT) (FSA Insd) (Acquired
          08/18/03, Cost $5,308,860) (b).................. 10.260   01/01/22      5,715,300
 1,000    Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)... 5.500    01/01/18      1,079,040
 5,000    Chicago, IL Proj & Rfdg (FGIC Insd)............. 5.250    01/01/28      5,065,300
 3,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)......... 5.500    01/01/40      3,114,840
 1,770    Glenwood, IL (FSA Insd)......................... 5.375    12/01/30      1,837,136
 1,000    Illinois Ed Fac Auth Rev DePaul Univ
          (Prerefunded @ 10/01/10) (AMBAC Insd)........... 5.625    10/01/16      1,140,030
 1,000    Illinois Ed Fac Auth Rev Robert Morris College
          (MBIA Insd)..................................... 5.800    06/01/30      1,074,130
 3,000    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/16      3,258,270
 1,500    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/17      1,626,555
 2,000    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/18      2,163,240
 1,260    Kendall, Kane & Will Cntys, IL (FGIC Insd)...... 5.500    10/01/12      1,384,249
 1,050    Kendall, Kane & Will Cntys, IL Ser B (FGIC
          Insd)........................................... 5.000    10/01/22      1,065,456
                                                                               ------------
                                                                                 35,491,201
                                                                               ------------
          INDIANA  4.2%
 1,000    Baugo, IN Sch Bldg Corp First Mtg Ser A (AMBAC
          Insd)........................................... 5.125    01/15/25      1,010,830
 1,875    Indianapolis, IN Loc Pub Impt Ser C (AMBAC
          Insd)........................................... 5.125    01/10/17      1,963,669
 1,235    Indianapolis, IN Loc Pub Impt Ser D (AMBAC
          Insd)........................................... 5.500    02/01/21      1,326,069
 1,000    Monroe Gregg, IN Grade Sch Bldg First Mtg (FSA
          Insd)........................................... 5.000    01/15/25      1,000,310
 1,195    Saint Joseph Cnty, IN Econ Dev Saint Mary's
          College Proj (MBIA Insd)........................ 5.125    04/01/28      1,203,222
                                                                               ------------
                                                                                  6,504,100
                                                                               ------------
          KANSAS  2.0%
 2,795    Kansas St Dev Fin Auth Lease Juvenile Justice
          Auth Ser D (MBIA Insd).......................... 5.250    05/01/15      2,996,324
    85    Olathe Labette Cnty, KS Single Family Mtg Rev
          Coll Ser A-I Rfdg (AMT) (GNMA Collateralized)... 8.100    08/01/23         89,433
                                                                               ------------
                                                                                  3,085,757
                                                                               ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          KENTUCKY  1.9%
$1,850    Kenton Cnty, KY Arpt Brd Rev Cincinnati Northn
          KY Ser B (AMT) (MBIA Insd)...................... 5.500%   03/01/18   $  1,955,209
 1,000    Louisville & Jefferson Cnty, KY Ser C (AMT) (FSA
          Insd)........................................... 5.250    07/01/22      1,021,460
                                                                               ------------
                                                                                  2,976,669
                                                                               ------------
          LOUISIANA  5.8%
 3,145    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
          Lake Charles Mem Hosp Proj Ser A (Connie Lee
          Insd)........................................... 6.650    12/01/21      3,203,906
 1,505    Greater New Orleans Expwy Impt Rfdg (AMBAC
          Insd)........................................... 5.000    11/01/18      1,569,173
 1,685    Greater New Orleans Expwy Impt Rfdg (AMBAC
          Insd)........................................... 5.000    11/01/19      1,746,267
 1,000    Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta
          Square Proj (AMT) (GNMA Collateralized)......... 6.450    09/01/27      1,056,390
 1,465    New Orleans, LA Audubon Commn Aquarium Ser A
          Rfdg (FSA Insd)................................. 5.000    10/01/12      1,584,251
                                                                               ------------
                                                                                  9,159,987
                                                                               ------------
          MASSACHUSETTS  1.4%
 2,000    Massachusetts St Dev Fin Agy Semass Sys Ser A
          (MBIA Insd)..................................... 5.625    01/01/15      2,189,300
                                                                               ------------

          MICHIGAN  5.2%
 1,000    Detroit, MI Ser A (XLCA Insd)................... 5.250    04/01/23      1,031,930
 1,335    Ludington, MI Area Sch Dist (MBIA Insd)......... 5.250    05/01/21      1,405,915
 4,250    Michigan St Ctf Part (AMBAC Insd)............... 5.500    06/01/27      4,424,547
 1,000    Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll
          Detroit Edison Co Ser AA Rfdg (FGIC Insd)....... 6.950    09/01/22      1,267,090
                                                                               ------------
                                                                                  8,129,482
                                                                               ------------
          MISSISSIPPI  2.1%
   300    Mississippi Home Corp Single Family Rev Mtg
          Access Pgm Ser C (AMT) (GNMA Collateralized).... 8.125    12/01/24        314,703
   283    Mississippi Home Corp Single Family Rev Mtg
          Access Pgm Ser D (AMT) (GNMA Collateralized).... 8.100    12/01/24        298,517
   170    Mississippi Home Corp Single Family Rev Mtg
          Access Pgm Ser E (AMT) (GNMA Collateralized).... 8.100    12/01/25        179,148
 2,500    Mississippi Hosp Equip & Fac Auth Rev Rush Med
          Fndtn Proj (Connie Lee Insd).................... 6.700    01/01/18      2,509,525
                                                                               ------------
                                                                                  3,301,893
                                                                               ------------

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          xMissouri  2.0%
$1,050    Grandview, MO Ctf Part (FGIC Insd).............. 5.250%   01/01/18   $  1,116,412
 1,000    Missouri St Hsg Dev Commn Multi-Family Hsg
          Brookstone Ser A (AMT) (FSA Insd)............... 6.000    12/01/16      1,044,760
 1,000    Missouri St Hsg Dev Commn Multi-Family Hsg
          Truman Farm Ser A (AMT) (FSA Insd).............. 5.750    10/01/11      1,047,610
                                                                               ------------
                                                                                  3,208,782
                                                                               ------------
          NEBRASKA  0.7%
   985    Nebraska Invt Fin Auth Multi-Family Rev Hsg
          Summit Club Apt Proj (AMT) (FSA Insd)........... 5.700    10/01/12      1,023,257
                                                                               ------------

          NEW MEXICO  0.3%
   410    New Mexico Mtg Fin Auth Single Family Mtg Pgm A2
          (AMT) (GNMA Collateralized)..................... 6.050    07/01/16        425,096
                                                                               ------------

          NEW YORK  6.0%
 1,000    Buffalo, NY Sch Ser B (MBIA Insd)............... 5.375    11/15/18      1,079,490
 1,800    New York City Transitional Future Tax Secd Ser D
          (MBIA Insd)..................................... 5.250    02/01/18      1,922,832
 3,000    New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA
          Insd)........................................... 5.250    04/01/18      3,192,570
 3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd).......... 5.750    12/01/25      3,146,580
                                                                               ------------
                                                                                  9,341,472
                                                                               ------------
          NORTH CAROLINA  0.7%
 1,000    Iredell Cnty, NC Ctf Part Pub Fac Proj (AMBAC
          Insd)........................................... 5.250    10/01/20      1,052,710
                                                                               ------------

          OHIO  5.8%
 2,500    Cuyahoga Falls, OH Ser 1 (FGIC Insd)............ 5.250    12/01/17      2,659,200
 1,820    Garfield Heights, OH City Sch Dist Sch Impt
          (MBIA Insd)..................................... 5.500    12/15/19      1,975,883
 1,000    New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B
          (AMBAC Insd).................................... 5.500    10/01/17      1,090,720
 1,385    Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec
          Ser C (AMT) (GNMA Collateralized)............... 4.900    03/01/11      1,445,317
 1,715    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser
          A (FSA Insd).................................... 5.500    04/01/18      1,858,168
                                                                               ------------
                                                                                  9,029,288
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          OKLAHOMA  0.9%
$1,250    Tulsa, OK Arpt Impt Tr Gen Rev Ser A (AMT) (FGIC
          Insd)........................................... 6.000%   06/01/20   $  1,418,087
                                                                               ------------

          OREGON  3.8%
 1,740    Linn Cnty, OR Sch Dist No 055 Sweet Home (FSA
          Insd)........................................... 5.500    06/15/20      1,873,736
 2,150    Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A
          (MBIA Insd)..................................... 5.500    01/01/16      2,338,813
 1,715    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/18      1,813,870
                                                                               ------------
                                                                                  6,026,419
                                                                               ------------
          PENNSYLVANIA  8.6%
 2,000    Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh
          Mercy Hlth Sys Inc (Escrowed to Maturity) (AMBAC
          Insd)........................................... 5.625    08/15/26      2,135,180
 5,000    Philadelphia, PA Auth Indl Dev Lease Rev Ser B
          (FSA Insd)...................................... 5.500    10/01/15      5,445,550
 2,300    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)................ 5.500    04/15/22      2,446,832
 1,950    Sayre, PA Hlthcare Fac Auth Rev Hosp VHA PA/VHA
          East Fin Pgm Ser B (AMBAC Insd)................. 6.375    07/01/22      2,002,650
 1,300    York Cnty, PA Sch Technology (FGIC Insd)........ 5.375    02/15/17      1,400,828
                                                                               ------------
                                                                                 13,431,040
                                                                               ------------
          RHODE ISLAND  2.8%
 1,500    Rhode Island Port Auth & Econ Dev Corp Arpt Rev
          Ser A (AMT) (FSA Insd).......................... 7.000    07/01/14      1,769,715
 1,000    Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA
          Insd)........................................... 5.000    07/01/18      1,009,060
 1,545    Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA
          Insd)........................................... 5.000    07/01/21      1,544,011
                                                                               ------------
                                                                                  4,322,786
                                                                               ------------
          SOUTH CAROLINA  2.5%
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser B (AMT) (AMBAC Insd).......... 5.450    11/01/32      3,847,163
                                                                               ------------

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          SOUTH DAKOTA  0.7%
$  995    South Dakota St Hlth & Ed Fac Auth Vocational Ed
          Pgm Ser A (AMBAC Insd).......................... 5.400%   08/01/13   $  1,087,097
                                                                               ------------

          TENNESSEE  3.2%
 4,315    Metropolitan Nashville Arpt Auth TN Arpt Rev
          Impt Ser A Rfdg (FGIC Insd)..................... 6.600    07/01/15      4,984,084
                                                                               ------------

          TEXAS  17.2%
   500    Austin, TX Cmnty College Dist (AMBAC Insd)...... 5.000    08/01/17        521,600
 1,085    Brazos River Auth, TX Johnson Cnty Surface Rfdg
          (AMT) (AMBAC Insd).............................. 5.800    09/01/11      1,157,814
 2,675    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC
          Insd)........................................... 5.375    02/15/18      2,859,468
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A (AMT) (MBIA Insd)............................. 5.500    11/01/33      2,055,860
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.875    11/01/17      2,187,440
 1,500    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.875    11/01/18      1,632,990
 5,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.500    11/01/31      5,121,800
 1,820    Galveston Cnty, TX Ctf Oblig Ser C (AMBAC
          Insd)........................................... 5.250    02/01/20      1,908,998
 1,800    Midland, TX Ctf Oblig Arpt Sub Lien (AMT) (FSA
          Insd)........................................... 5.850    03/01/13      1,901,052
 5,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser A
          (AMBAC Insd).................................... 5.500    08/15/39      5,206,150
 1,000    Trinity River Auth TX Rev Impt Tarrant Cnty Wtr
          Proj Rfdg (MBIA Insd)........................... 5.500    02/01/19      1,078,740
 1,150    Wichita Falls, TX Wtr & Swr Rev Priority Lien
          (AMBAC Insd).................................... 5.375    08/01/17      1,233,203
                                                                               ------------
                                                                                 26,865,115
                                                                               ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          xVirginia  1.0%
$1,495    Harrisonburg, VA Redev & Hsg Auth Multi-Family
          Hsg Rev (AMT) (FSA Insd)........................ 6.200%   04/01/17   $  1,560,526
                                                                               ------------

          WASHINGTON  8.5%
 2,000    Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev
          Chelan Hydro Ser A (AMT) (MBIA Insd)............ 5.600    01/01/36      2,070,580
 1,855    Grant Cnty, WA Pub Util Dist No 2 Priest Rapids
          Hydro Elec Rev Second Ser D (AMT) (AMBAC
          Insd)........................................... 6.000    01/01/13      2,007,796
 1,460    Grant Cnty, WA Pub Util Dist No 2 Priest Rapids
          Hydro Elec Rev Second Ser D (AMT) (AMBAC
          Insd)........................................... 6.250    01/01/17      1,586,407
 2,235    Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro
          Elec Rev Second Ser D (AMT) (AMBAC Insd)........ 6.000    01/01/13      2,419,097
 1,770    Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro
          Elec Rev Second Ser D (AMT) (AMBAC Insd)........ 6.250    01/01/17      1,923,247
 1,155    Pierce Cnty, WA (AMBAC Insd).................... 5.750    08/01/13      1,293,069
 1,940    Thurston & Pierce Cntys, WA (FSA Insd).......... 5.250    12/01/18      2,066,061
                                                                               ------------
                                                                                 13,366,257
                                                                               ------------
          PUERTO RICO  3.8%
 5,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser
          Y Rfdg (FSA Insd)............................... 6.250    07/01/21      6,028,300
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  151.1%
  (Cost $226,180,076).......................................................    236,393,959
SHORT-TERM INVESTMENTS  4.8%
  (Cost $7,500,000).........................................................      7,500,000
                                                                               ------------

TOTAL INVESTMENTS  155.9%
  (Cost $233,680,076).......................................................    243,893,959
OTHER ASSETS IN EXCESS OF LIABILITIES  1.6%.................................      2,613,778
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.5%).................    (90,021,469)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $156,486,268
                                                                               ============

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.7% of net assets applicable to common shares.

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $233,680,076).......................  $243,893,959
Cash........................................................       332,747
Receivables:
  Interest..................................................     3,789,163
  Investments Sold..........................................        46,384
Other.......................................................           776
                                                              ------------
    Total Assets............................................   248,063,029
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,017,940
  Investment Advisory Fee...................................       112,351
  Variation Margin on Futures...............................       103,156
  Income Distributions--Common Shares.......................        40,867
  Other Affiliates..........................................        11,614
  Administrative Fee........................................        10,214
Trustees' Deferred Compensation and Retirement Plans........       216,463
Accrued Expenses............................................        42,687
                                                              ------------
    Total Liabilities.......................................     1,555,292
Preferred Shares (including accrued distributions)..........    90,021,469
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $156,486,268
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($156,486,268 divided by
  9,808,246 shares outstanding).............................  $      15.95
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 9,808,246 shares issued and
  outstanding)..............................................  $     98,082
Paid in Surplus.............................................   144,784,554
Net Unrealized Appreciation.................................    11,402,207
Accumulated Undistributed Net Investment Income.............       773,386
Accumulated Net Realized Loss...............................      (571,961)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $156,486,268
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 3,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 90,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $246,486,268
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 6,070,031
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      690,832
Preferred Share Maintenance.................................      123,374
Administrative Fee..........................................       62,803
Trustees' Fees and Related Expenses.........................       45,114
Legal.......................................................       15,586
Custody.....................................................        8,570
Other.......................................................       87,498
                                                              -----------
    Total Expenses..........................................    1,033,777
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,036,254
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   528,516
  Futures...................................................   (2,539,852)
                                                              -----------
Net Realized Loss...........................................   (2,011,336)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   11,810,764
                                                              -----------
  End of the Period:
    Investments.............................................   10,213,883
    Futures.................................................    1,188,324
                                                              -----------
                                                               11,402,207
                                                              -----------
Net Unrealized Depreciation During the Period...............     (408,557)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,419,893)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (478,694)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,137,667
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004     OCTOBER 31, 2003
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,036,254        $ 10,452,471
Net Realized Gain/Loss..................................      (2,011,336)          3,008,368
Net Unrealized Depreciation During the Period...........        (408,557)         (2,994,172)

Distributions to Preferred Shareholders:
  Net Investment Income.................................        (349,912)           (820,906)
  Net Realized Gain.....................................        (128,782)           (161,564)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       2,137,667           9,484,197

Distributions to Common Shareholders:
  Net Investment Income.................................      (4,743,380)        (10,549,447)
  Net Realized Gain.....................................      (1,518,678)         (3,797,757)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (4,124,391)         (4,863,007)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................         262,343             699,445
                                                            ------------        ------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................      (3,862,048)         (4,163,562)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     160,348,316         164,511,878
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $773,386 and $830,424,
  respectively).........................................    $156,486,268        $160,348,316
                                                            ============        ============

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS
                                                               ENDED
                                                             APRIL 30,    -------------------
                                                                2004       2003      2002 (a)
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $ 16.37     $ 16.87    $ 17.00
                                                              -------     -------    -------
  Net Investment Income.....................................      .51        1.07       1.11
  Net Realized and Unrealized Gain/Loss.....................     (.24)        -0-(f)     .33
  Common Share Equivalent of Distributions Paid to Preferred
  Shareholders:
    Net Investment Income...................................     (.04)       (.08)      (.05)
    Net Realized Gain.......................................     (.01)       (.02)      (.12)
                                                              -------     -------    -------
Total from Investment Operations............................      .22         .97       1.27
Distributions Paid to Common Shareholders:
    Net Investment Income...................................     (.48)      (1.08)     (1.01)
    Net Realized Gain.......................................     (.16)       (.39)      (.39)
                                                              -------     -------    -------
NET ASSET VALUE, END OF THE PERIOD..........................  $ 15.95     $ 16.37    $ 16.87
                                                              =======     =======    =======

Common Share Market Price at End of the Period..............  $ 14.35     $ 16.70    $ 16.12
Total Return (b)............................................  -10.65%*     13.12%     17.34%
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................  $ 156.4     $ 160.3    $ 164.5
Ratio of Expenses to Average Net Assets Applicable to Common
  Shares (c)................................................    1.28%       1.25%      1.40%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...........................    6.23%       6.44%      6.73%
Portfolio Turnover..........................................       7%*        39%        50%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)................................................     .82%        .81%       .90%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)...........................    5.80%       5.94%      6.46%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................    3,600       3,600      3,600
Asset Coverage Per Preferred Share (e)......................  $68,474     $69,554    $70,721
Involuntary Liquidating Preference Per Preferred Share......  $25,000     $25,000    $25,000
Average Market Value Per Preferred Share....................  $25,000     $25,000    $25,000

*  Non-Annualized.

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .01%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $.01.


YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------
      2001       2000      1999       1998       1997       1996       1995       1994
----------------------------------------------------------------------------------------
     $ 15.88   $  15.35   $ 17.43   $  17.01   $  16.69   $  16.69   $  14.88   $  18.21
     -------   --------   -------   --------   --------   --------   --------   --------
        1.21       1.26      1.27       1.28       1.30       1.32       1.34       1.35
        1.11        .61     (1.87)       .59        .58        .06       1.88      (3.15)
        (.29)      (.38)     (.28)      (.31)      (.29)      (.33)      (.36)      (.30)
        (.02)       -0-      (.05)      (.03)      (.06)       -0-        -0-       (.03)
     -------   --------   -------   --------   --------   --------   --------   --------
        2.01       1.49      (.93)      1.53       1.53       1.05       2.86      (2.13)
        (.83)      (.96)     (.99)     (1.00)     (1.05)     (1.05)     (1.05)     (1.05)
        (.06)       -0-      (.16)      (.11)      (.16)       -0-        -0-       (.15)
     -------   --------   -------   --------   --------   --------   --------   --------
     $ 17.00   $  15.88   $ 15.35   $  17.43   $  17.01   $  16.69   $  16.69   $  14.88
     =======   ========   =======   ========   ========   ========   ========   ========

     $ 14.98   $14.3125   $ 14.50   $  17.75   $  17.25   $ 16.125   $  15.75   $  13.50
      11.18%      5.45%   -12.42%      9.77%     15.04%      9.19%     24.96%    -15.57%
     $ 165.6   $  154.7   $ 149.6   $  169.1   $  164.5   $  161.0   $  160.6   $  143.2
       1.49%      1.61%     1.56%      1.56%      1.57%      1.60%      1.63%      1.57%
       7.34%      8.16%     7.62%      7.44%      7.81%      8.00%      8.45%      8.14%
         53%        41%       53%        66%        36%        35%        28%        26%

        .95%      1.01%     1.00%      1.01%      1.01%      1.02%      1.03%      1.01%
       5.58%      5.72%     5.97%      5.65%      6.05%      5.99%      6.16%      6.33%

       3,600      3,600     3,600      1,800      1,800      1,800      1,800      1,800
     $70,990   $ 67,981   $66,543   $143,952   $141,362   $139,456   $139,209   $129,537
     $25,000   $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Insured Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. In normal market conditions, the Trust intends to invest substantially all of its assets in municipal securities which are covered by insurance with respect to the timely payment of principal and interest. The Trust commenced investment operations on January 24, 1992. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp., merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, there were no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    At April 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $233,651,234
                                                              ============
Gross tax unrealized appreciation...........................  $ 10,796,139
Gross tax unrealized depreciation...........................      (553,414)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 10,242,725
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................  $  820,909
  Long-term capital gain....................................   3,171,517
                                                              ----------
                                                              $3,992,426
                                                              ==========

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $    6,492
Undistributed long-term capital gain........................   1,646,215

F. INSURANCE EXPENSE The Trust typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured either through secondary market insurance or portfolio insurance. The insurance policies guarantee the timely payment of principal and interest on the securities in the Trust's portfolio.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from ..05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $8,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2004, the Trust recognized expenses of approximately $16,900 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At April 30, 2004 and October 31, 2003, paid in surplus related to common shares aggregated $144,784,554 and $144,522,369, respectively.

    Transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004     OCTOBER 31, 2003
Beginning Shares........................................     9,792,432           9,750,338
Shares Issued Through Dividend Reinvestment.............        15,814              42,094
                                                             ---------           ---------
Ending Shares...........................................     9,808,246           9,792,432
                                                             =========           =========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $17,545,353 and $21,570,786, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the Investment Company Act of 1940, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transaction in futures contracts for the six months ended April 30, 2004, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2003.............................     596
Futures Opened..............................................     801
Futures Closed..............................................    (939)
                                                                ----
Outstanding at April 30, 2004...............................     458
                                                                ====

    The futures contracts outstanding as of April 30, 2004, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures June 2004 (Current
  Notional Value of $110,500 per contract)..................      81        $  268,625
U.S. Treasury Notes 5-Year Futures June 2004 (Current
  Notional Value of $109,938 per contract)..................     377           919,699
                                                                 ---        ----------
                                                                 458        $1,188,324
                                                                 ===        ==========

6. PREFERRED SHARES

The Trust has outstanding 3,600 Auction Preferred Shares ("APS") in two series of 1,800 shares each. Dividends are cumulative and the dividend rate is generally reset every 28 days for both series through an auction process. The average rate in effect on April 30, 2004 was 1.024%. During the six months ended April 30, 2004, the rates ranged from 0.850% to 1.450%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 24

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VIM SAR 6/04 RN04-00756P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Insured Municipals

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
   ---------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004